UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                 Investment Company Act file number:  811-21694
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                      MELLON OPTIMA L/S STRATEGY FUND, LLC
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               (Exact name of registrant as specified in charter)

                          BNY Mellon Financial Center
                           One Boston Place, 024-0071
                          Boston, Massachusetts 02108
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              (Address of principal executive offices) (Zip code)

                            Peter M. Sullivan, Esq.
                          BNY Mellon Financial Center
                           One Boston Place, 024-0081
                          Boston, Massachusetts 02108
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
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                       Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2016 - June 30, 2017
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ITEM 1. PROXY VOTING RECORD:

The Mellon Optima L/S Strategy Fund, LLC did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By: /s/ Ted A. Berenblum
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    Ted A. Berenblum, President

Date: August 14, 2017